GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
6.	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2009	19,550	—	19,550
Impairment losses recognized	—	(1,098)	(1,098)

Balance at December 31, 2009	19,550	(1,098)	18,452
Increase in goodwill related to acquisitions	22,921	—	22,921
Impairment losses recognized	—	—	—

Balance at December 31, 2010	42,471	(1,098)	41,373
Increase in goodwill related to acquisitions	1,873	—	1,873
Impairment losses recognized	—	(710)	(710)

Balance at December 31, 2011	44,344	(1,808)	42,536